Note 20 - Preferred Stock (Details) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 11, 2011	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Preferred Stock (Details) [Line Items]
Stock Issued During Period, Value, New Issues (in Dollars)		$ 20,000	$ 19,000	$ 39,000	$ 39,000
Preferred Stock, Redemption Price, Percentage				100.00%
Preferred Stock, Dividend Rate Reduction, Percentage				10.00%
SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)	9,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)	$ 1,000
Stock Issued During Period, Value, New Issues (in Dollars)	$ 9,000,000
First Quarter Dividend Rate [Member] | SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				1.00%
Thereafter Dividend Rate [Member] | SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				9.00%
Lending Incentive Fee, Percentage				0.50%
Minimum [Member] | Second Through Ninth Quarter Dividend Rate [Member] | SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				1.00%
Minimum [Member] | Tenth Quarter Through Four and One Half Years Dividend Rate [Member] | SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				1.00%
Maximum [Member] | Second Through Ninth Quarter Dividend Rate [Member] | SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				5.00%
Maximum [Member] | Tenth Quarter Through Four and One Half Years Dividend Rate [Member] | SBLF Preferred Stock [Member]
Note 20 - Preferred Stock (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage				7.00%